Average Annual Total Returns - FidelityFreedomFunds-KComboPRO - FidelityFreedomFunds-KComboPRO - Fidelity Freedom 2010 Fund	May 30, 2024
Fidelity Freedom 2010 Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	9.94%
Past 5 years	5.11%
Since Inception	4.00%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.98%
F0201
Average Annual Return:
Past 1 year	9.96%
Past 5 years	5.02%
Since Inception	4.14%

[1]	A From July 20, 2017 .